Castmor Resources, Ltd.
           427 Princess Street, Suite 406, Kingston, Ontario  K7L 5S9
                 Tel:  (613) 617-5107     Fax:  (613) 383-0247

                                                                December 2, 2010

VIA  EDGAR  AND  POST

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:    CASTMOR  RESOURCES  LTD.
            REGISTRATION  STATEMENT  ON  FORM  S-1
            FILED  OCTOBER  5,  2010
            FILE  NO.  333-169764

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 1 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. A copy of the Registration Statement that has been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 1.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, November 2, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

General

1. In response to the Staff's comment, we have updated the address of our principal executive offices and telephone number on the EDGAR Filer website.

Registration Statement on Form S-1

General

1.     We have noted the Staff's comment.

2.     We have noted the Staff's comment.

3.     We have noted the Staff's comment.

4. In response to the Staff's comment, we advise that we have listed our principal address as a mailing address for Mr. Mills and Mr. Quijada in accordance with Item 403(a) of Regulation S-K. We are listing our address as the mailing address for Mr. Mills as a convenience only. Mr. Mills does not use our offices for any purpose, and there is no plan or arrangement to that effect. We have amended our disclosure on page 23 to specify a mailing address.

5. In response to the Staff's comment, we have reviewed the disclosure in its entirety to ensure that it is updated, current, consistent and accurate. As a result of this review, we have made numerous revisions throughout the registration statement, including the following amendments:

Page     Amendment

3. We have deleted the statement at page 3 that our sole officer and director has "only recently become interested in natural resource exploration."

12. We have deleted the statement at page 12 that we "have not been involved in any mergers or acquisitions since our inception."

12. The mineral exploration license number at page 12 has been corrected to 011400M.

22. The table at page 22 now includes Mr. Quijada with respect to the group of all beneficial owners of more than five percent.

6. In response to the Staff's comment, we advise that we do not have an "option to explore" the White Bear Arm Property. We own the mineral licenses in question and their registration is clearly stated on the Newfoundland Natural Resources website at:

http://gis.gov.nl.ca/mrinquiry/License.asp?License=017985M; and

http://gis.gov.nl.ca/mrinquiry/License.asp?License=017987M

We are taking steps to have our registration with Natural Resources updated to reflect our current address.

The registration statement was prepared by Alfonso Quijada in consultation with Thomas Mills, who in addition to being our controlling shareholder, is also our lawyer in Canada. In preparing the registration statement, we relied extensively on a geological report on the White Bear Arm Property prepared by Jacques Whitford in 2006. Jacques Whitford was acquired in 2008, and merged into Stantec. As a result, we have been unable to obtain a consent for the use of the geological report and have therefore not referred to the report or reproduced the conclusions contained therein.

Our business plan was written by Mr. Quijada and Mr. Mills, by referencing the report prepared by Jacques Whitford.

Castmor was originally incorporated by Mr. Mills at the request of one of his clients, who abandoned her interest and participation in the Company in 2006. Later in 2006, Mr. Quijada approached Mr. Mills about starting a mineral exploration company. Mr. Mills introduced Mr. Quijada to Castmor, and Mr. Quijada subsequently acquired controlling ownership of it.

Neither Mr. Quijada nor Mr. Mills has visited the subject property. The consulting geologist who prepared the initial geological report did not visit the subject property, either. The report was based entirely on available geoscience data and work reported by government and industry in the vicinity of the claims. We have accordingly inserted Risk Factor (3).

7. In response to the Staff's comment, we advise that neither Mr. Quijada nor Mr. Mills agreed to purchase Castmor Resources shares or serve as an officer or director of Castmor Resources due to a plan, agreement, or understanding that he would solicit, participate in, or facilitate the sale of the enterprise to (or a business combination with) a third party looking to obtain or become a public reporting entity. We confirm that they have no such present intention.

8. In response to the Staff's comment, we advise that neither Mr. Quijada nor Mr. Mills have been involved in the marketing or sale or creation of a start-up mining or other new company for the purpose of engaging in a reverse acquisition or other similar business arrangement.

Mr. Mills is our lawyer in Canada. Conrad Lysiak was engaged by the company only to provide an opinion on the validity of the shares of common stock to be registered for sale. We have no knowledge of Mr. Lysiak's other activities.

9.     In response to the Staff's comment, we advise as follows:

Thomas Mills was the vice-president and a director of Kingston Mines Ltd. ("Kingston"), a startup mineral exploration company, from July 2005 to April 2009. In January 2008, Lou Hilford, who had been the President and CEO of Kingston since July 2005, resigned as an officer and director. Mr. Mills assumed the office of President and CEO briefly upon Mr. Hilford's resignation, but had no interest in running the company himself. In February 2008, Mr. Mills sold his interest in Kingston, resulting in a change of control, and ultimately resigned in April 2008. It is believed that Kingston subsequently materially altered its business plan.

Alfonso Quijada was the Vice-President and a director of Pickford Minerals Inc. ("Pickford"), a startup mineral exploration company, from July 2006 to September 2009. In May 2009, Mr. Quijada sold most of his interest in Pickford to Mr. Mills, resulting in a change of control. In July 2009, Pickford abandoned its mineral interests to pursue the development of solar energy projects.

Prospectus Cover Page

10. In response to the Staff's comment, we have provided the name and address of the bank (see also page 26 of the prospectus).

11. In response to the Staff's comment, we respectfully advise that we are unable to locate any indication that the Offering may be extended for an additional 120 days. An extension of the offering period is not contemplated. We note that the "Terms of Sale of the Shares" within the section titled "Plan of Distribution" sets out various circumstances that would be considered a "material change" and which would result in the subscribers being entitled to a refund, and that one such circumstance would be "an extension of the offering period beyond the 120 days currently contemplated," but this reference to an extension is made only for illustrative purposes. The disclosure clearly states that an extension of the offering period would terminate the original offer and entitle subscribers to a full refund. We have therefore, not made any revision to the disclosure in response to the Staff's comment.

Inside Front and Outside Back Cover Pages of Prospectus

12. In response to the Staff's comment, we have revised the dealer prospectus delivery obligations on the outside back cover of the prospectus.

PROSPECTUS SUMMARY, PAGE 3

OUR BUSINESS, PAGE 3

13. In response to the Staff's comment, we have revised the disclosure on page 15 of the prospectus to include a definition of "high priority targets."

14. In response to the Staff's comment, we have expanded the fifth paragraph (page 4) to clearly indicate that the proceeds of this Offering will not be sufficient to fund Phase II of our exploration program. We have made corresponding revisions to Risk Factor (4), the fifth paragraph under "Our Business" (page 13), the fifth paragraph under "Proposed Exploration Program" (page 18), the fifth paragraph under "Management's Discussion and Analysis of Financial Condition and Results of Operations" (page 21), and the fourth paragraph under "Liquidity and Capital Resources" (page 21).

Use of Proceeds, page 10

15. In response to the Staff's comment, we have identified the person referenced in footnote (1).

Dilution, page 10

16. In response to the Staff's comment, we have revised our dilution calculations to the third decimal point.

Description of Business, page 12

17. In response to the Staff's comment we advise that the original client of Mr. Mills who was responsible for founding the Company in 2005, abandoned all her interest and participation in the Company in 2006. We therefore respectfully submit that the identity of the original founder is irrelevant and have not disclosed same.

In further response to the Staff's comment, we have added a "Corporate History" subsection to the "Description of Business" (page 12) that discloses the third party from whom we acquired the White Bear Arm property.

In further response to the Staff's comment, we respectfully advise that the timing and circumstances of the departure of Fidel Thomas from the company was disclosed in the current report on Form 8-K filed with the Commission on January 19, 2010. We have not made any further disclosure in the registration statement with regard to Mr. Thomas' departure.

In further response to the Staff's comment, we advise that Mr. Quijada has been with the Company since 2006, which precedes the date on which the Company acquired its mineral property or filed its original Offering Statement on Form 1A. We therefore respectfully submit that the timing and circumstances under which Mr. Quijada joined the Company are irrelevant.

History of the Claims, page 16

18. In response to the Staff's comment, we have specified when the Newfoundland and Labrador Department of Mines and Energy conducted its most recent mapping of the White Bear Arm Complex (page 16).

Proposed Exploration Program, page 17

19. In response to the Staff's comment, we have deleted management's conclusion concerning the White Bear Arm Property (page 17).

Management's Discussion and Analysis of Financial Conditions and Result of Operations, page 19

Overview, page 19

20. In response to the Staff's comment, we have revised the disclosure to state the relevant information (page 21).

Liquidity and Capital Resources, page 19

21. In response to the Staff's comment, we identified the third party by name (page 22). We advise that the loan in question is simply a debt obligation and not an off balance sheet arrangement, as defined by Item 303(a)(4)(ii) of Regulation S-K. We have amended the disclosure to avoid potential confusion by deleting "secured" and replacing it with "received".

Directors, Executive Officers, Promoters and Control Persons, page 21

22. In response to the Staff's comment, we have provided the requested corrections and disclosure (at page 23).

23. In response to the Staff's comment, we confirm that Alfonso Quijada is the sole officer and director of the Company. We also confirm that Mr. Mills is our lawyer in Canada, in addition to being our controlling shareholder. Mr. Mills is not an officer of the Company.

Certain Relationships and Related Transactions, page 23

24. In response to the Staff's request, we advise that the acquisition of the mining claims from Mr. Mills has closed.

In further response to the Staff's request, we advise that the acquisition of the mineral claims from Mr. Mills and his subsequent financing of the Company were not contingent upon one another. We originally approached Mr. Mills with respect to acquiring the mineral claims from him. On September 20, 2010, Mr. Mills agreed to sell us the mineral claims. The terms of the acquisition were determined by negotiation between Mr. Quijada and Mr. Mills, who was not our controlling shareholder at the time. With the Company having just acquired his mineral claims, Mr. Mills expressed an interest in completing a private placement. After further negotiation between Mr. Quijada and Mr. Mills, the terms of the private placement were settled, and the financing completed on September 22, 2010. While the mineral acquisition may have inspired Mr. Mills to make the private placement, it was not conditional to or on the subsequent financing.

Financial Statements, page F-1

General

25. In response to the Staff's comment, we have updated our financial statements for the year ended August 31, 2010. We have also updated Management's Discussion and Analysis of Financial Condition and Result of Operations (pages 20-21).

26. In response to the Staff's comment, we advise that the subsequent events referred to by the Staff took place after the filing of our third quarter interim financial statements on July 13, 2010. We will provide for the events referred to by Staff in our annual financial report for the fiscal year ended August 31, 2010.

Note 2 - Summary of Significant Accounting Policies, page F-6

Foreign Property Payments and Exploration Costs, page F-7

27. In response to the Staff's comment, we advise that we have updated our financial statements for the year ended August 31, 2010. We have provided the required disclosure under "Foreign Currency Transactions" (page F-7).

Mineral Property Payments and Exploration Costs, page F-7

28. In response to the Staff's comment, we have provided the requested disclosure (page F-8).

29. In response to the Staff's comment, we have made the requested modification (page F-8).

Statements of Stockholders' Equity, page F-12

30. In response to the Staff's comment, we have corrected the typographical error in our financial statements for the year ended August 31, 2010 (page F-4).

Recent Sales of Unregistered Securities, page II-2

31. In response to the Staff's comment, we have provided the required disclosure (page II-2).

Engineering Comments

Risk Factors, page 5

32. In response to the Staff's comment, we have corrected our disclosure in Risk Factor (1).

33.     In response to the Staff's comment, we have inserted Risk Factor (3).

Location and Access, page 16

34. In response to the Staff's comment, we have inserted the requested map (page 20).

Proposed Exploration Program, page 17

35.     In response to the Staff's comment, we have revised the disclosure
(pages 18).

36. In response to the Staff's comment, we believe that the disclosure under "Regulations" (page 19) addresses the Staff's request.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,



/s/ Alfonso Quijada
Alfonso Quijada
President

Enclosures